Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by nature [line items]
Royalties expensed	£ 246	£ 264	£ 249
Other product costs	564	616	566
Employee benefit expense	1,805	1,888	1,742
Contract labour	152	206	182
Employee-related expense	127	122	127
Promotional costs	229	217	163
Depreciation of property, plant and equipment	90	95	69
Impairment of intangible assets		2,548	849
Property and facilities	202	243	219
Technology and communications	218	188	153
Professional and outsourced services	322	378	262
Other general and administrative costs	140	140	132
Costs capitalised to intangible assets	(324)	(318)	(219)
Other net gains and losses	(128)	25	(13)
Other income	(64)	(85)	(98)
Total	4,140	7,146	4,924
Pre-publication assets [member]
Expense by nature [line items]
Amortisation of intangible assets	338	350	281
Software [member]
Expense by nature [line items]
Amortisation of intangible assets	85	84	61
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation of intangible assets	£ 138	£ 185	£ 199